Discontinued operations	6 Months Ended
Jun. 30, 2020
Disclosure of discontinued operations [abstract]
Disclosure of discontinued operations [text block]
10. Discontinued operations
Discontinued operations included in 2019 the operational results from the Alcon eye care devices business and certain Corporate activities attributable to the Alcon business prior to the spin-off, the gain on distribution of Alcon Inc. to Novartis AG shareholders, and certain other expenses related to the Distribution (refer to Note 3 for further details).
The Alcon eye care devices business researched, discovered, developed, manufactured, distributed and sold a broad range of eye care products. Alcon was organized into two global business franchises, Surgical and Vision Care. Alcon also provided services, training, education and technical support for both the Surgical and Vision Care businesses.
Consolidated income statement
(USD millions)	Q2 2019 [1]	H1 2019

Net sales to third parties from discontinued operations		1 777

Sales to continuing segments		32

Net sales from discontinued operations		1 809

Cost of goods sold		– 860

Gross profit from discontinued operations		949

Selling, general and administration		– 638

Research and development		– 142

Other income		15

Other expense		– 113

Operating income from discontinued operations		71

as % of net sales		4.0%

Interest expense		– 10

Other financial income and expense		– 3

Income before taxes from discontinued operations		58

Taxes		– 159

Net loss from discontinued operations before gain on distribution of Alcon Inc. to Novartis AG shareholders		– 101

Gain on distribution of Alcon Inc. to Novartis AG shareholders [2]	4 691	4 691

Net income from discontinued operations [2]	4 691	4 590

[1] As the Alcon spin-off was completed on April 9, 2019, the Q2 2019 results of operations from the Alcon business were not material.
[2] See Note 3 for further details on the non-taxable non-cash gain on distribution of Alcon Inc. to Novartis AG shareholders recognized on April 8, 2019, date of Distribution.
Supplemental disclosures related to the Alcon business distributed to Novartis AG shareholders
Cash flows used in investing activities from discontinued operations
Cash flows used in investing activities from discontinued operations include the investing activities of the Alcon business in all periods.
(USD millions)	Q2 2020	Q2 2019	H1 2020	H1 2019

Payments attributable to the spin-off of the Alcon business	– 3	– 14	– 17	– 14

Divested cash and cash equivalents		– 628		– 628

Cash flows attributable to the spin-off of the Alcon business	– 3	– 642	– 17	– 642

Other cash flows used in investing activities, net	– 88	– 40	– 88	– 463

Net cash flows used in investing activities from discontinued operations	– 91	– 682	– 105	– 1 105

Cash flows from financing activities from discontinued operations
During the first half of 2020, the net cash outflows from financing activities from discontinued operations of USD 26 million (Q2 2020: USD 13 million) was for transaction cost payments directly attributable to the distribution (spin-off) of the Alcon business to Novartis shareholders.
During the first half of 2019, the net cash inflows from financing activities from discontinued operations of USD 3.3 billion (Q2 2019: USD 2.7 billion) included mainly USD 3.5 billion (Q2 2019: USD 3.2 billion) from Alcon borrowings, partly offset by USD 0.2 billion (Q2 2019: USD 0.1 billion) transaction cost payments directly attributable to the distribution (spin-off) of the Alcon business to Novartis shareholders (see Note 3).
Significant transaction closed in 2019
In March 2019, Alcon acquired PowerVision, Inc. (PowerVision), a privately-held, US-based medical device development company focused on developing accommodative, implantable intraocular lenses. The fair value of the total purchase consideration was USD 424 million. The amount consisted of an initial cash payment of USD 289 million and the net present value of the contingent consideration of USD 135 million, due to PowerVision shareholders, which they are eligible to receive upon the achievement of specified regulatory and commercialization milestones. The purchase price allocation resulted in net identifiable assets of USD 418 million, consisting of intangible assets, of USD 505 million, net deferred tax liabilities of USD 93 million, other net assets of USD 6 million, and goodwill of USD 6 million. The 2019 results of operations since the date of the acquisition were not material.
For additional information related to the distribution (spin-off) of the Alcon business to Novartis AG shareholders, effected through a dividend in kind distribution that was completed on April 8, 2019, refer to Note 3.